Offerings - Offering: 1	Feb. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.612%Fixed Rate /FloatingRate SeniorNotes due2056
Amount Registered | shares	2,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 2,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 306,200
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The ma ximu m aggregate amount of this offering is $2,000,000,000.